INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Expected income tax recovery	$ (914)	$ (3,844)
Effect of lower tax rates in foreign jurisdictions	31	942
Permanent differences	876	898
Change in unrecognized deductible temporary differences and other	2,552	1,191
Foreign exchange	74	398
Total	$ 2,619	$ (415)